Organization and Description of Business (Tables)	12 Months Ended
Jun. 30, 2026
Organization and Description of Business [Abstract]
Schedule of Subsidiaries of the Company

As of June 30, 2026, subsidiaries of the Company include the following:

Entities	Place of Incorporation	% of Ownership	Principal Activity
Carve Group Ltd (“Carve Group”)	BVI	100%	an investment holding company
Guardian Blue Limited	BVI	100%	an investment holding company
Oriental Grove Ltd.	BVI	100%	an investment holding company
Yunshang Management Company Limited (“Yunshang”)	Hong Kong	100%	an investment holding company
Real Prospect Limited (“Real Prospect”)	Hong Kong	100%	an investment holding company
Times Good Limited	Hong Kong	100%	an investment holding company
Shenzhen Hillstar Management Consulting Co., Ltd (“Shenzhen Hillstar”)	PRC	100%	an investment holding company
Zhongshen Resources Development (Liaoning) Co., Ltd (“Zhongshen”)	PRC	100%	cultivation and supply of scarce wild-grown traditional Chinese medicine resources
Glyken Bird Nest Technology (Shenzhen) Co., Ltd (“Glyken”)	PRC	100%	sales of health and wellness products
Guangxi Free Trade Zone Yanwo Bio-technology Co., Ltd. (“Guangxi Yanwo”)	PRC	90%*	research and development, production, and sales of health and wellness products
Yanwa Brand Operation (Shenzhen) Co., Ltd.	PRC	100%	sales of health and wellness products
Yanwo Health Food Technologies (Shenzhen) Co., Ltd.	PRC	100%	sales of health and wellness products
QizeXing Biotechnology (Shenzhen) Co., Ltd.	PRC	51%	sales of health and wellness products
Changsha Juqun Health Technology Co., Ltd	PRC	51%	sales of health and wellness products
Shenzhen Shuangxinkanghe Biotechnology Co., Ltd.	PRC	51%	sales of health and wellness products
Shenzhen Pioneer Silver Age Health Technology Co., Ltd	PRC	51%	sales of health and wellness products
Puyi Dake Information Technology Co., Ltd.	PRC	100%	an investment holding company
Shenzhen Guibao Intelligent Management Co., Ltd. (“Shenzhen Guibao”)	PRC	100%	an investment holding company
Qingdao Mai Si Technology Co., Ltd. (“Maisi”)	PRC	100%	electric vehicle charging services and charging equipment
Shenzhen Huazhixing Management Consulting Co. Ltd. (“Huazhixing”)	PRC	100%	an investment holding company

Consolidated variable interest entity and its subsidiaries	Place of Incorporation	% of Ownership	Principal Activity
Huazhi Future (Chongqing) Technology Co. Ltd. (“Huazhi Future”)	PRC	100%	computing power and algorithm solutions
Huarong Future (Sichuan) Technology Co. Ltd.	PRC	100%	computing power and algorithm solutions
Huayuan Future (Shanxi) Technology Co. Ltd.	PRC	100%	computing power and algorithm solutions
Chongqing Fangzhen Technology Co. Ltd.	PRC	100%	AI-driven marketing solutions
Huasheng Yuan (Shenzhen) Technology Co. Ltd.	PRC	100%	computing power and algorithm solutions
Zhiqi Xingchen (Chongqing) Technology Co. Ltd.	PRC	51%	computing power and algorithm solutions

Note 1:	The consolidated variable interest entity and their subsidiaries listed above are VIEs consolidated under the Huazhi VIE structure involving Huazhixing, Huazhi Future and their respective nominee shareholders. The Company does not hold equity interests in Huazhi Future and its subsidiaries. For details of the Huazhi VIE structure, refer to Note 14 to this report.

Note 2:	Glyken holds a 90% equity interest in Guangxi Yanwo, while the remaining 10% equity interest is subscribed to by an independent third party. Pursuant to Article 42 of the Articles of Association of Guangxi Yanwo, profits shall be distributed among shareholders in proportion to their respective paid-in capital contributions. As of June 30, 2026, Glyken has fully paid its capital contribution to Guangxi Yanwo, whereas the 10% minority shareholder has not yet made any capital contribution. In accordance with the Articles of Association of Guangxi Yanwo, Glyken is entitled to 100% of the dividends distributable by Guangxi Yanwo.